UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

 1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

623-266-4567

Date of fiscal year end:

8/31

Date of reporting period:  5/31/14

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2014

Shares		Value
	COMMON STOCK - 99.0%
	AIRLINES - 9.8%
32,525	American Airlines Group, Inc. *	$ 1,306,204
33,150	Delta Air Lines, Inc.	1,323,016
		2,629,220
	APPAREL - 3.1%
5,500	Ralph Lauren Corp.	844,140

	BANKS - 4.1%
13,850	Capital One Financial Corp.	1,092,626

	BUILDING MATERIALS - 2.2%
6,950	Eagle Materials, Inc.	604,442

	CHEMICALS - 6.3%
9,000	FMC Corp.	689,040
8,200	Monsanto Co.	999,170
		1,688,210
	DIVERSIFIED FINANCIAL SERVICES - 7.2%
26,450	AerCap Holdings NV *	1,246,853
19,900	Ocwen Financial Corp. *	697,893
		1,944,746
	ENGINEERING & CONSTRUCTION - 3.9%
13,000	Chicago Bridge & Iron Co. NV	1,058,200

	ENTERTAINMENT - 0.3%
2,149	Gaming and Leisure Properties, Inc.	72,120

	INSURANCE - 10.5%
20,900	MetLife, Inc.	1,064,437
14,100	Prudential Financial, Inc.	1,158,456
7,825	Reinsurance Group of America, Inc.	611,602
		2,834,495
	INTERNET - 3.4%
17,800	eBay, Inc. *	902,994

	MEDIA - 10.9%
21,500	CBS Corp.	1,281,615
14	LIN Media LLC *	352
19,812	Media General, Inc. *+	351,267
43,700	Sinclair Broadcast Group, Inc.	1,292,646
		2,925,880
	OIL & GAS SERVICES - 10.3%
18,000	Cameron International Corp. *	1,151,100
7,400	Halliburton Co.	478,336
10,950	Schlumberger Ltd.	1,139,238
		2,768,674
	PHARMACEUTICALS - 15.5%
5,950	Actavis, Inc. *	1,258,663
6,925	McKesson Corp.	1,313,257
22,250	Mylan, Inc. *	1,108,940
2,700	Sanofi - ADR	143,910
1,996	Shire PLC - ADR	346,086
		4,170,856
	PIPELINES - 4.0%
22,750	Williams Cos., Inc.	1,068,340

	REAL ESTATE - 4.5%
32,375	Realogy Holdings Corp. *	1,203,703

	RETAIL - 0.6%
2,068	CVS Caremark Corp.	161,966

	SEMICONDUCTORS - 2.4%
22,250	Micron Technology, Inc. *	636,128

	TOTAL COMMON STOCK (Cost - $21,477,527)	26,606,740

	SHORT-TERM INVESTMENTS - 1.7%
449,938	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $449,938)	449,938

	COLLATERAL FOR SECURITIES LOANED - 1.3%
362,545	BNY Mellon Overnight Government Fund
	(Cost - $362,545)	362,545

	TOTAL INVESTMENTS - 102.0% (Cost - $22,290,010) (a)	$ 27,419,223

	OTHER ASSETS AND LIABILITIES - (2.0) %	(535,113)

	TOTAL NET ASSETS - 100.0%	$ 26,884,110

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes.    Aggregate cost for federal tax purposes is $22,352,018 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,400,525
	Unrealized depreciation:	(333,320)
	Net unrealized appreciation:	$ 5,067,205

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2014

Shares		Value
	COMMON STOCK - 99.2%
	BEVERAGES - 9.1%
31,626	Coca-Cola Co. (The)	$ 1,293,820
385	Diageo PLC - ADR	49,584
13,746	Monster Beverage Corp. *	953,697
10,854	SABMiller PLC - ADR	603,048
		2,900,149
	BIOTECHNOLOGY - 2.6%
7,095	Amgen, Inc.	822,949

	COMMERCIAL SERVICES - 3.4%
7,208	Automatic Data Processing, Inc.	574,333
16,016	SEI Investments Co.	527,407
		1,101,740
	COSMETICS/PERSONAL CARE - 4.0%
15,891	Procter & Gamble Co.	1,283,834

	DIVERSIFIED FINANCIAL SERVICES - 8.6%
12,180	American Express Co.	1,114,470
5,268	Greenhill & Co., Inc.	261,925
6,449	Visa, Inc.	1,385,439
		2,761,834
	FOOD - 2.5%
54,177	Danone SA - ADR +	809,404

	HEALTHCARE-PRODUCTS - 5.7%
10,841	Varian Medical Systems, Inc. *	893,840
8,969	Zimmer Holdings, Inc.	935,915
		1,829,755
	INTERNET - 15.5%
4,899	Amazon.com, Inc. *	1,531,182
24,466	Facebook, Inc. *	1,548,698
1,681	Google, Inc. *	943,007
1,681	Google, Inc. Class A *	960,944
		4,983,831
	MEDIA - 1.1%
3,392	FactSet Research Systems, Inc.	363,419

	OIL & GAS SERVICES - 1.1%
3,365	Schlumberger Ltd.	350,095

	PHARMACEUTICALS - 6.2%
12,514	Merck & Co., Inc.	724,060
6,392	Novartis AG - ADR	575,664
16,206	Novo Nordisk A/S - ADR	685,190
		1,984,914
	RETAIL - 6.9%
30,259	Lowe's Cos., Inc.	1,424,594
9,986	Yum! Brands, Inc.	772,018
		2,196,612
	SEMICONDUCTORS - 7.1%
4,348	Altera Corp.	144,049
3,378	Analog Devices, Inc.	176,940
10,377	ARM Holdings PLC - ADR	479,417
18,512	QUALCOMM, Inc.	1,489,290
		2,289,696
	SOFTWARE - 11.9%
21,849	Autodesk, Inc. *	1,144,232
25,125	Microsoft Corp.	1,028,618
39,144	Oracle Corp.	1,644,831
		3,817,681
	TELECOMMUNICATIONS - 5.5%
71,035	Cisco Systems, Inc.	1,748,882

	TRANSPORTATION - 8.0%
28,192	Expeditors International of Washington, Inc.	1,283,018
12,506	United Parcel Service, Inc.	1,299,123
		2,582,141

	TOTAL COMMON STOCK (Cost - $23,242,434)	31,826,936

	SHORT-TERM INVESTMENTS - 0.7%
231,233	Milestone Treasury Obligations Portfolio, Institutional Class	231,233
	(Cost - $231,233)

	COLLATERAL FOR SECURITIES LOANED - 2.1%
686,631	BNY Mellon Overnight Government Fund
	(Cost - $686,631)	686,631

	TOTAL INVESTMENTS - 102.0% (Cost - $24,160,298) (a)	$ 32,744,800

	OTHER ASSETS AND LIABILITIES - (2.0) %	(647,273)

	TOTAL NET ASSETS - 100.0%	$ 32,097,527

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,343,179 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 8,663,152
	Unrealized depreciation:	(261,531)
	Net unrealized appreciation:	8,401,621

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2014

Shares			Value
	COMMON STOCK - 98.9%
	AUTO PARTS & EQUIPMENT - 3.2%
3,750	Delphi Automotive PLC		$ 258,975
2,225	Tenneco, Inc. *		141,844
1,675	WABCO Holdings, Inc. *		178,840
			579,659
	BANKS - 5.7%
5,825	CIT Group, Inc.		259,096
11,125	Fifth Third Bancorp		230,176
7,675	PacWest Bancorp		310,223
22,025	Regions Financial Corp.		224,435
			1,023,930
	CHEMICALS - 1.5%
3,550	FMC Corp.		271,788

	COMMERCIAL SERVICES - 10.5%
4,425	Global Payments, Inc.		303,378
11,350	Hertz Global Holdings, Inc. *		335,052
5,050	KAR Auction Services, Inc.		154,227
7,200	Quanta Services, Inc. *		244,440
8,700	SEI Investments Co.		286,491
10,650	Total System Services, Inc.		322,269
2,475	United Rentals, Inc. *		250,099
			1,895,956
	COMPUTERS - 4.1%
4,425	CACI International, Inc. *		315,945
13,025	NCR Corp. *		425,396
			741,341
	DISTRIBUTION/WHOLESALE - 1.4%
9,750	HD Supply Holdings, Inc. *		256,132

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
5,575	LPL Financial Holdings, Inc.		261,467
6,050	Portfolio Recovery Associates, Inc. *		337,529
			598,996
	ENERGY EQUIPMENT - 1.4%
7,725	Superior Energy Services, Inc.		256,393

	HAND/MACHINE TOOLS - 1.0%
1,575	Snap-on, Inc.		184,700

	HEALTHCARE - PRODUCTS - 1.6%
8,100	Alere, Inc. *		289,737

	HEALTHCARE - SERVICES - 4.0%
7,700	Community Health Systems, Inc. *		321,629
7,475	HCA Holdings, Inc. *		396,100
			717,729
	HOME BUILDERS - 1.3%
5,525	Lennar Corp.		225,972

	HOME FURNISHINGS - 1.3%
2,175	Harman International Industries, Inc.		228,440

	HOUSEHOLD PRODUCTS/WARES - 3.0%
5,625	Jarden Corp. *		318,262
2,950	Spectrum Brands Holdings, Inc.		229,716
			547,978
	INSURANCE - 4.1%
9,325	First American Financial Corp.		261,286
3,275	Reinsurance Group of America, Inc.		255,974
5,900	Validus Holdings Ltd.		220,247
			737,507
	INTERNET - 1.4%
3,750	IAC InterActive Corp		248,287

	INTERNET SOFTWARE AND SERVICES - 1.4%
4,050	Check Point Software Technologies Ltd. *		261,144

	INVESTMENT COMPANIES - 1.4%
15,075	Ares Capital Corp.		259,893

	IRON/STEEL - 3.0%
4,850	Carpenter Technology Corp.		303,077
3,275	Reliance Steel & Aluminum Co.		235,636
			538,713
	MACHINERY-DIVERSIFIED - 0.9%
2,275	Flowserve Corp.		167,759

	MEDIA - 1.5%
4,475	AMC Networks, Inc. *		276,913

	MINING - 1.9%
11,725	Constellium NV *		341,667

	OIL & GAS - 4.5%
5,750	Atwood Oceanics, Inc. *		283,763
4,650	Gulfport Energy Corp. *		286,115
3,475	Noble Energy, Inc.		250,443
			820,321
	OIL & GAS SERVICES - 1.5%
9,175	MRC Global, Inc. *		264,148

	PACKAGING & CONTAINERS - 8.3%
7,425	Crown Holdings, Inc. *		362,711
32,725	Graphic Packaging Holding Co. *		359,648
8,725	Owens-Illinois, Inc. *		289,932
3,575	Packaging Corp. of America		247,247
3,350	Pentair PLC		250,044
			1,509,582
	PHARMACEUTICALS - 3.3%
1,389	Actavis *		293,829
2,352	Valeant Pharmaceuticals International, Inc. * +		308,606
			602,435
	RETAIL - 7.8%
4,150	Cabela's, Inc. *		254,105
6,600	GNC Holdings, Inc.		243,672
4,975	HSN, Inc.		276,710
2,425	PVH Corp.		319,203
3,075	Signet Jewelers Ltd.		326,227
			1,419,917
	SAVINGS & LOANS - 1.4%
23,900	Investors Bancorp, Inc.		258,120

	SEMICONDUCTORS - 5.4%
4,425	Avago Technologies Ltd.		312,715
9,900	Micron Technology, Inc. *		283,041
8,800	Skyworks Solutions, Inc.		381,128
			976,884
	SOFTWARE - 4.3%
4,950	Fiserv, Inc. *		297,545
12,425	MedAssets, Inc. *		290,994
11,400	Nuance Communications, Inc. *		184,509
			773,048

	TELECOMMUNICATIONS - 1.8%
12,100	CommScope Holding Co., Inc. *		319,924

	TRANSPORTATION - 1.7%
6,800	Con-way, Inc.		314,228

	TOTAL COMMON STOCK (Cost - $13,186,345)		17,909,241

	SHORT-TERM INVESTMENTS - 1.1%
200,567	Milestone Treasury Obligations Portfolio, Institutional Class		200,567
	(Cost - $200,567)

	COLLATERAL FOR SECURITIES LOANED - 1.7%
307,296	BNY Mellon Overnight Government Fund
	(Cost - $307,296)		307,296

	TOTAL INVESTMENTS - 101.7% (Cost - $13,694,208) (a)		$ 18,417,104

	OTHER ASSETS AND LIABILITIES - (1.7) %		(315,484)

	TOTAL NET ASSETS - 100.0%		$ 18,101,620

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,780,229 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,819,387
		Unrealized depreciation:	(182,512)
		Net unrealized appreciation:	$ 4,636,875

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2014

Shares		Value
	COMMON STOCK - 95.1%
	AIRLINES - 0.8%
1,720	Spirit Airlines, Inc. *	$ 101,600

	APPAREL - 2.2%
6,900	Iconix Brand Group, Inc. *	289,386

	AUTO PARTS & EQUIPMENT - 1.9%
11,252	Dana Holding Corp.	249,119

	BANKS - 19.2%
4,480	1st Source Corp.	135,923
27,910	Bancorp, Inc. *	438,187
5,080	Bridge Capital Holdings *	115,011
4,130	Center Bancorp, Inc.	76,653
9,700	ConnectOne Bancorp, Inc. *	466,182
10,648	Eagle Bancorp, Inc. *	340,417
2,020	First Business Financial Services, Inc.	92,839
2,150	First Financial Holdings, Inc.	126,571
3,540	German American Bancorp, Inc.	95,403
3,430	Peoples Bancorp, Inc.	84,378
5,680	Prosperity Bancshares, Inc.	330,178
2,330	Texas Capital Bancshares, Inc. *	119,296
4,359	Yadkin Financial Corp. *	82,167
		2,503,205
	CHEMICALS - 2.8%
3,150	Innophos Holdings, Inc.	165,375
4,600	RPM International, Inc.	198,122
		363,497
	COMMERCIAL SERVICES - 1.0%
2,970	MAXIMUS, Inc.	132,700

	COMPUTERS - 1.7%
3,230	Synaptics, Inc. *+	219,898

	DISTRIBUTION/WHOLESALE - 2.1%
3,230	Core-Mark Holding Co., Inc.	267,056

	ELECTRIC - 1.5%
5,690	Portland General Electric Co.	188,168

	ELECTRONICS - 2.2%
2,990	Analogic Corp.	204,277
2,111	Itron, Inc. *	81,168
		285,445
	ENGINEERING & CONSTRUCTION - 4.3%
6,275	EMCOR Group, Inc.	279,363
7,930	MasTec, Inc. *+	285,480
		564,843
	ENVIRONMENTAL CONTROL - 2.8%
6,160	Calgon Carbon Corp. *	132,132
11,470	Darling Ingredients, Inc. *	229,285
		361,417
	FOOD - 1.9%
19,880	Inventure Foods, Inc. *	244,524

	HEALTHCARE - PRODUCTS - 3.4%
3,280	Teleflex, Inc.	349,779
2,260	West Pharmaceutical Services, Inc.	95,123
		444,902
	INSURANCE - 4.6%
9,125	Federated National Holding Co.	213,890
6,210	Horace Mann Educators Corp.	181,394
3,912	Protective Life Corp.	204,598
		599,882
	INTERNET - 2.0%
8,730	FTD Cos., Inc. *	260,940

	MISCELLANEOUS MANUFACTURING - 11.7%
6,020	AO Smith Corp.	297,268
3,970	AptarGroup, Inc.	264,362
8,290	Barnes Group, Inc.	309,880
3,495	Crane Co.	259,014
5,238	EnPro Industries, Inc. *	384,417
		1,514,941
	OIL & GAS - 5.4%
11,666	Stone Energy Corp. *	517,854
29,221	VAALCO Energy, Inc. *	189,937
		707,791
	OIL & GAS SERVICES - 1.9%
5,440	Hornbeck Offshore Services, Inc. *	246,106

	PHARMACEUTICALS - 2.5%
9,620	Prestige Brands Holdings, Inc. *	329,004

	REITS - 5.6%
5,650	Colony Financial, Inc.	125,204
7,340	LaSalle Hotel Properties	242,147
4,820	Pebblebrook Hotel Trust	171,303
2,292	PS Business Parks, Inc.	192,963
		731,617
	RETAIL - 2.5%
5,320	CST Brands, Inc.	175,932
7,980	Stage Stores, Inc.	146,593
		322,525
	SAVINGS & LOANS - 2.3%
11,370	Capitol Federal Financial, Inc.	137,577
5,760	First Defiance Financial Corp.	162,605
		300,182
	SEMICONDUCTORS - 4.4%
24,880	Entegris, Inc. *	285,374
32,550	Photronics, Inc. *	286,114
		571,488
	TELECOMMUNICATIONS - 1.4%
4,640	NICE Systems Ltd. - ADR	182,027

	TRANSPORTATION - 3.0%
1,033	Old Dominion Freight Line, Inc. *	66,071
7,440	Saia, Inc. *	324,235
		390,306

	TOTAL COMMON STOCK (Cost - $8,924,470)	12,372,569

	SHORT-TERM INVESTMENTS - 5.2%
681,237	Milestone Treasury Obligations Portfolio, Institutional Class	681,237
	(Cost - $681,237)

	COLLATERAL FOR SECURITIES LOANED - 2.8%
366,178	BNY Mellon Overnight Government Fund
	(Cost - $366,178)	366,178

	TOTAL INVESTMENTS - 103.1% (Cost - $9,971,885) (a)	$ 13,419,984

	OTHER ASSETS AND LIABILITIES - (3.1) %	(410,444)

	TOTAL NET ASSETS - 100.0%	$ 13,009,540

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,974,119 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,597,251
	Unrealized depreciation:	(151,386)
	Net unrealized appreciation:	$ 3,445,865

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2014

Shares			Value
	COMMON STOCK - 97.3%
	AGRICULTURE - 2.0%
1,820	Philip Morris International, Inc.		$ 161,143

	APPAREL - 1.5%
606	LVMH Moet Hennessy Louis Vuitton SA		120,637

	AUTO MANUFACTURERS - 2.9%
4,450	Honda Motor Co. Ltd.		156,294
1,410	Kia Motors Corp.		81,429
			237,723
	AUTO PARTS & EQUIPMENT - 1.3%
4,480	Stanley Electric Co. Ltd.		107,024

	BANKS - 15.8%
1,523	BNP Paribas SA		106,708
42,380	China Merchants Bank Co. Ltd.		78,242
540	Credicorp Ltd.		84,375
5,408	Credit Suisse Group AG		160,843
8,610	DBS Group Holdings Ltd.		116,130
3,440	Deutsche Bank AG		139,423
2,550	National Australia Bank Ltd. - ADR		79,635
7,540	Powszechna Kasa Oszczednosci Bank Polski SA		101,038
23,200	Resona Holdings, Inc.		121,947
7,145	Standard Chartered PLC		160,916
34,500	Sumitomo Mitsui Trust Holdings Inc.		140,121
			1,289,378
	CHEMICALS - 8.0%
830	Air Liquide SA		120,961
2,050	Evonik Industries AG		80,942
10,840	Israel Chemicals Ltd.		95,711
5,160	Lintec Corp.		95,642
305	Syngenta AG		117,566
15,590	Taiyo Nippon Sanso Corp.		137,333
			648,155
	COMMERCIAL SERVICES - 1.1%
14,032	Serco Group PLC		87,667

	COMPUTERS - 2.0%
1,150	Cap Gemini SA		83,726
1,520	Infosys Ltd. - ADR		78,174
			161,900
	DISTRIBUTION/WHOLESALE - 1.9%
3,460	GS Retail Co. Ltd.		78,108
1,400	Wolseley PLC		78,154
			156,262
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
22,410	Arrow Global Group PLC *		89,191
10,950	Intermediate Capital Group PLC		76,872
			166,063
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
37,270	Zhuzhou CSR Times Electric Co. Ltd.		109,908

	ELECTRONICS - 2.1%
19,180	Toshiba Corp.		79,090
11,000	TPK Holding Co. Ltd.		89,097
			168,187
	ENGINEERING & CONSTRUCTION - 1.0%
25,920	Singapore Technologies Engineering Ltd.		80,062

	ENTERTAINMENT - 0.9%
37,750	Bwin.Party Digital Entertainment PLC		75,773

	ENVIRONMENTAL CONTROL - 1.3%
18,000	Cleanaway Co. Ltd.		106,833

	FOOD - 4.7%
70,764	First Pacific Co. Ltd/Hong Kong		80,155
4,700	Jeronimo Martins SGPS SA		80,371
1,530	Nestle SA		120,298
2,351	Pinar SUT Mamulleri Sanayii AS		19,268
15,470	Tesco PLC		78,800
			378,892
	HEALTHCARE-PRODUCTS - 2.3%
4,270	Getinge AB		109,987
7,620	Hengan International Group Co. Ltd.		81,003
			190,990
	HOME FURNISHINGS - 2.1%
2,910	Electrolux AB		73,469
6,080	Sony Corp. - ADR		98,374
			171,843
	INSURANCE - 3.5%
7,420	Phoenix Group Holdings		80,960
10,770	Ping An Insurance Group Co. of China Ltd.		83,479
3,830	Tokio Marine Holdings, Inc.		121,785
			286,224
	IRON/STEEL - 1.7%
10,670	Vale SA - ADR		136,042

	LODGING - 1.0%
24,000	MGM China Holdings Ltd.		83,791

	MACHINERY-CONSTRUCTION & MINING - 1.7%
6,170	Komatsu Ltd.		134,508

	MACHINERY-DIVERSIFIED - 2.9%
1,800	Andritz AG		107,296
5,890	Nabtesco Corp.		128,213
			235,509
	METAL FABRICATE/HARDWARE - 2.2%
4,200	SKF AB		107,940
1,350	Vallourec SA		73,514
			181,454
	MINING - 3.8%
4,910	BHP Billiton PLC		154,003
4,010	Orica Ltd.		73,502
2,620	Southern Copper Corp.		77,866
			305,371
	MISCELLANEOUS MANUFACTURING - 2.4%
32,680	Bombardier Inc.		111,060
5,360	Nikon Corp.		85,330
			196,390
	OFFICE/BUSINESS EQUIPMENT - 1.2%
1,180	Neopost SA		94,739

	OIL & GAS - 5.3%
3,640	Encana Corp.		84,647
101,020	PetroChina Co. Ltd.		120,881
3,270	Royal Dutch Shell PLC		128,644
2,310	Transocean Ltd.		98,152
			432,324
	OIL & GAS SERVICES - 2.5%
5,930	AMEC PLC		120,204
138,000	SPT Energy Group, Inc.		84,252
			204,456
	PACKAGING & CONTAINERS - 1.1%
108,730	Greatview Aseptic Packaging Co. Ltd.		86,194

	PHARMACEUTICALS - 4.6%
463	Roche Holding AG		136,669
1,320	Sanofi		141,234
1,870	Teva Pharmaceutical Industries Ltd. - ADR		94,416
			372,319
	REAL ESTATE - 1.3%
39,180	China Overseas Land & Investment Ltd.		102,355

	SOFTWARE - 4.5%
16,630	Playtech Plc		190,518
1,280	SAP AG		98,066
95,107	Travelsky Technology Ltd.		81,039
			369,623
	TELECOMMUNICATIONS - 1.8%
50,060	China Unicom Hong Kong Ltd.		74,866
6,200	Tele2 AB		73,539
1	Verizon Communications, Inc.		39
1	Vodafone Group PLC		3
			148,447
	TEXTILES - 1.6%
20,730	Toray Industries, Inc.		132,656

	TOTAL COMMON STOCK (Cost - $7,624,058)		7,920,842

	SHORT-TERM INVESTMENTS - 1.9%
152,570	Milestone Treasury Obligations Portfolio, Institutional Class		152,570
	(Cost - $152,570)

	TOTAL INVESTMENTS - 99.2% (Cost - $7,776,628)(a)		$ 8,073,412

	OTHER ASSETS AND LIABILITIES - 0.8%		68,822

	TOTAL NET ASSETS - 100.0%		$ 8,142,234

	* Non-income producing securities.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,856,069 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 548,697
		Unrealized depreciation:	$ (331,354)
		Net unrealized appreciation:	$ 217,343

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2014

Shares			Value
	COMMON STOCK - 97.6%
	BIOTECHNOLOGY - 4.5%
8,400	Amgen, Inc.		$ 974,316

	DISTRIBUTION/WHOLESALE - 3.2%
19,520	Owens & Minor, Inc.		676,954

	ELECTRONICS - 6.6%
12,700	Agilent Technologies, Inc.		723,138
7,000	Waters Corp. *		701,120
			1,424,258
	HEALTHCARE-PRODUCTS - 29.9%
7,600	Becton Dickinson and Co.		894,520
38,300	Boston Scientific Corp. *		491,389
9,200	CareFusion Corp. *		394,956
6,900	Covidien PLC		504,459
7,800	CR Bard, Inc.		1,153,698
6,100	Greatbatch, Inc. *		284,931
13,600	Medtronic, Inc.		830,008
10,000	Patterson Cos., Inc.		391,600
6,600	Stryker Corp.		557,634
4,600	Techne Corp.		403,834
5,000	Zimmer Holdings, Inc.		521,750
			6,428,779
	HEALTHCARE-SERVICES - 4.8%
3,500	UnitedHealth Group, Inc.		278,705
7,000	WellPoint, Inc.		758,520
			1,037,225
	PHARMACEUTICALS - 48.6%
15,000	AstraZeneca PLC - ADR		1,083,000
17,300	Cardinal Health, Inc.		1,221,899
13,400	Eli Lilly & Co.		802,124
11,900	GlaxoSmithKline PLC - ADR +		641,886
7,000	Johnson & Johnson		710,220
525	Mallinckrodt PLC *+		40,824
5,600	McKesson Corp.		1,061,984
15,200	Merck & Co., Inc.		879,472
6,900	Novartis AG - ADR		621,414
4,000	Omnicare, Inc.		254,200
24,277	Pfizer, Inc.		719,328
23,726	PharMerica Corp. *		643,924
10,308	Sanofi - ADR		549,416
14,575	Targacept, Inc. *		54,656
12,000	Teva Pharmaceutical Industries Ltd. - ADR		605,880
17,200	VCA Antech, Inc. *		578,780
			10,469,007

	TOTAL COMMON STOCK (Cost - $13,047,443)		21,010,539

	SHORT-TERM INVESTMENTS - 2.3%
508,300	Milestone Treasury Obligations Portfolio, Institutional Class		508,300
	(Cost - $508,300)

	COLLATERAL FOR SECURITIES LOANED - 1.8%
379,847	BNY Mellon Overnight Government Fund
	(Cost - $379,847)		379,847

	TOTAL INVESTMENTS - 101.7% (Cost - $13,935,590) (a)		$ 21,898,686

	OTHER ASSETS AND LIABILITIES - (1.7) %		(366,389)

	TOTAL NET ASSETS - 100.0%		$ 21,532,297

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,986,115 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 8,032,131
		Unrealized depreciation:	(119,560)
		Net unrealized appreciation:	$ 7,912,571

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2014

Shares		Value
	COMMON STOCK - 92.2%
	AEROSPACE/DEFENSE - 4.0%
15,790	Northrop Grumman Corp.	$ 1,919,274

	BIOTECHNOLOGY - 0.5%
1,590	Illumina, Inc. *	251,617

	COMMERCIAL SERVICES - 2.0%
3,830	Alliance Data Systems Corp. *	980,671

	COMPUTERS - 26.3%
12,110	Accenture PLC	986,360
7,638	Apple, Inc.	4,834,854
14,920	Cognizant Technology Solutions Corp. *	725,261
50,653	EMC Corp.	1,345,344
4,610	International Business Machines Corp.	849,900
18,450	Lexmark International, Inc.	804,236
15,400	NetApp, Inc.	569,954
42,700	Unisys Corp. *	1,002,169
16,600	Western Digital Corp.	1,458,310
		12,576,388
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
4,027	Visa, Inc.	865,120

	ELECTRONICS - 1.5%
10,816	InvenSense, Inc. * +	208,749
13,832	Trimble Navigation Ltd. *	498,920
		707,669
	HEALTHCARE-PRODUCTS - 0.5%
9,170	Natus Medical, Inc. *	226,041

	INTERNET - 22.1%
3,042	Amazon.com, Inc. *	950,777
27,957	Angie's List, Inc. * +	297,742
3,615	Baidu, Inc. - ADR *	600,090
3,659	F5 Networks, Inc. *	397,184
7,926	Facebook, Inc. *	501,716
3,969	Google, Inc. *	2,226,530
3,969	Google, Inc. *	2,268,879
8,243	IAC/InterActiveCorp	545,769
1,456	LinkedIn Corp. *	233,091
5,440	Mail.ru Group Ltd. - GDR *	185,178
8,946	MercadoLibre, Inc. +	761,036
6,490	Shutterfly, Inc. *	266,999
5,610	Splunk, Inc. *	234,835
49,100	Symantec Corp.	1,079,709
		10,549,535
	MACHINERY-DIVERSIFIED - 0.4%
2,881	Zebra Technologies Corp. *	214,058

	SEMICONDUCTORS - 9.3%
14,500	Intel Corp.	396,140
15,420	KLA-Tencor Corp.	1,010,318
5,430	Lam Research Corp. *	336,877
33,000	Marvell Technology Group Ltd.	513,810
19,551	QLogic Corp. *	194,337
15,255	QUALCOMM, Inc.	1,227,265
15,930	Xilinx, Inc.	748,073
		4,426,820

	SOFTWARE - 14.1%
26,300	CA, Inc.	754,547
11,190	Check Point Software Technologies Ltd. *	721,531
13,315	Cvent, Inc. * +	333,141
8,533	Guidewire Software, Inc. *	322,291
24,900	Microsoft Corp.	1,019,406
26,000	Oracle Corp.	1,092,520
5,404	Proofpoint, Inc. *	172,496
8,520	Salesforce.com, Inc. *	448,408
1,905	Tableau Software, Inc. *	110,566
2,276	Ultimate Software Group, Inc. *	289,348
15,154	Vmware, Inc. *	1,462,361
		6,726,615
	TELECOMMUNICATIONS - 9.7%
33,470	Amdocs Ltd.	1,610,576
58,900	Cisco Systems, Inc.	1,450,118
14,241	Fortinet, Inc. *	319,995
4,456	LogMeIn, Inc. *	189,692
8,137	Palo Alto Networks, Inc. *	609,543
35,137	Polycom, Inc. *	447,997
		4,627,921

	TOTAL COMMON STOCK (Cost - $30,816,710)	44,071,729

	SHORT-TERM INVESTMENTS - 4.8%
2,276,279	Milestone Treasury Obligations Portfolio, Institutional Class	2,276,279
	(Cost - $2,276,279)

	COLLATERAL FOR SECURITIES LOANED - 3.0%
1,423,586	BNY Mellon Overnight Government Fund
	(Cost - $1,423,586)	1,423,586

	TOTAL INVESTMENTS - 100.0% (Cost - $34,516,575) (a)	$ 47,771,594

	OTHER ASSETS AND LIABILITIES - 0.0%	12,786

	TOTAL NET ASSETS - 100.0%	$ 47,784,380

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	GDR - Global Depository Receipt.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $34,678,809 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 13,715,905
	Unrealized depreciation:	(623,120)
	Net unrealized appreciation:	$ 13,092,785

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2014

Shares			Value
	COMMON STOCK - 96.0%
	BUILDING MATERIALS - 3.3%
2,715	Vulcan Materials Co.		$ 165,534

	CHEMICALS - 9.1%
2,390	Dow Chemical Co.		124,567
1,327	LyondellBasell Industries NV		132,129
1,476	Praxair, Inc.		195,186
			451,882
	ELECTRIC - 2.8%
4,062	MDU Resources Group, Inc.		137,621

	MACHINERY-CONSTRUCTION & MINING - 1.7%
2,132	Terex Corp.		81,997

	MACHINERY-DIVERSIFIED - 1.6%
1,070	Chart Industries, Inc. *		76,922

	MISCELLANEOUS MANUFACTURING - 1.8%
1,235	Eaton Corp. PLC		91,007

	OIL & GAS - 59.0%
3,400	Africa Oil Corp. *		24,268
14,300	Bankers Petroleum Ltd. *		85,737
7,082	BG Group PLC		145,038
14,400	Canacol Energy Ltd. *		95,620
3,662	Canadian Natural Resources Ltd.		148,933
1,267	Cheniere Energy, Inc. *		86,295
2,112	Energen Corp.		180,323
8,114	EP Energy Corp. *		162,767
2,401	Exxon Mobil Corp.		241,372
4,381	Genel Energy PLC *		77,671
3,342	Gulfport Energy Corp. *		205,633
24,629	Lekoil Ltd. *		29,950
7,872	Magnum Hunter Resources Corp. *		60,299
2,982	Noble Energy, Inc.		214,913
5,893	Ophir Energy PLC *		25,403
1,919	PDC Energy, Inc. *		123,181
3,051	QEP Resources, Inc.		97,449
1,346	Range Resources Corp.		125,111
3,351	Rice Energy, Inc. *		106,327
1,102	Royal Dutch Shell PLC - ADR		86,617
2,600	Stone Energy Corp. *		115,414
4,923	Suncor Energy, Inc.		189,683
4,270	Valero Energy Corp.		239,333
1,226	Western Refining, Inc.		50,291
			2,917,628
	OIL & GAS SERVICES - 9.0%
973	Dril-Quip, Inc. *		99,460
2,956	Forum Energy Technologies, Inc. *		97,666
1,555	Halliburton Co.		100,515
1,445	Schlumberger Ltd.		150,338
			447,979
	PACKAGING & CONTAINERS - 3.8%
5,726	Sealed Air Corp.		188,557

	PIPELINES - 3.0%
3,079	Enbridge, Inc.		146,222

	TRANSPORTATION - 0.9%
1,863	Navigator Holdings Ltd. *		45,718

	TOTAL COMMON STOCK (Cost - $3,913,590)		4,751,067

	SHORT-TERM INVESTMENTS - 3.0%
147,788	Milestone Treasury Obligations Portfolio, Institutional Class		147,788
	(Cost - $147,788)

	TOTAL INVESTMENTS - 99.0% (Cost - $4,061,378) (a)		$ 4,898,855

	OTHER ASSETS AND LIABILITIES - 1.0%		47,500

	TOTAL NET ASSETS - 100.0%		$ 4,946,355

	* Non-income producing securities.
	ADR - American Depository Receipt.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $4,077,532 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 896,679
		Unrealized depreciation:	(75,356)
		Net unrealized appreciation:	$ 821,323

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2014

Shares			Value
	COMMON STOCK - 97.1%
	BANKS - 50.4%
4,385	Bank of America Corp.		$ 66,389
5,440	Barclays PLC		22,537
1,842	Citigroup, Inc.		87,624
1,429	Fifth Third Bancorp		29,566
470	Goldman Sachs Group, Inc.		75,111
4,532	HSBC Holdings PLC		47,829
1,408	JPMorgan Chase & Co.		78,243
440	M&T Bank Corp.		53,403
485	PacWest Bancorp		19,604
605	PNC Financial Services Group, Inc.		51,588
817	Standard Chartered PLC		18,397
580	State Street Corp.		37,857
1,143	SunTrust Banks, Inc.		43,800
405	Texas Capital Bancshares, Inc. *		20,736
600	Toronto-Dominion Bank		29,707
1,193	UBS AG		23,988
1,972	US Bancorp		83,199
2,230	Wells Fargo & Co.		113,239
			902,817
	DIVERSIFIED FINANCIAL SERVICES - 19.5%
761	American Express Co.		69,631
378	Ameriprise Financial, Inc.		42,567
196	BlackRock, Inc.		59,760
840	Discover Financial Services		49,669
699	Franklin Resources, Inc.		38,592
114	IntercontinentalExchange Group, Inc.		22,390
1,067	Invesco Ltd.		39,159
1,664	Navient Corp.		26,291
			348,059
	INSURANCE - 22.5%
528	ACE Ltd.		54,759
1,187	American International Group, Inc.		64,181
1,002	Berkshire Hathaway, Inc. *		128,597
4,992	Legal & General Group PLC		19,275
1,060	MetLife, Inc.		53,986
519	Travelers Cos., Inc.		48,500
1,001	Unum Group		33,944
			403,242
	REAL ESTATE - 1.0%
610	CBRE Group, Inc. *		18,202

	REITS - 3.7%
292	Simon Property Group, Inc.		48,606
862	Washington Prime Group, Inc. *		17,145
			65,751

	TOTAL COMMON STOCK (Cost - $1,140,851)		1,738,071

	SHORT-TERM INVESTMENTS - 2.2%
39,221	Milestone Treasury Obligations Portfolio, Institutional Class		39,221
	(Cost - $39,221)

	TOTAL INVESTMENTS - 99.3% (Cost - $1,180,072)(a)		1,777,292

	OTHER ASSETS AND LIABILITIES - 0.7%		12,431

	TOTAL NET ASSETS - 100.0%		1,789,723

	* Non-income producing securities.

 (a) Represents cost for financial reporting purposes.    Aggregate cost for federal tax purposes is $1,182,532 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 611,397
		Unrealized depreciation:	(16,637)
		Net unrealized appreciation:	$ 594,760

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2014

Principal			Value
	U.S. GOVERNMENT AND AGENCIES - 47.5%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.6%
$ 250,000	4.750%, 11/17/15 +		$ 266,596
500,000	5.125%, 10/18/16		553,827
			820,423
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.3%
375,000	5.00%, 4/15/15		390,963
500,000	4.875%, 12/15/16		553,356
250,000	5.375%, 6/12/17		283,663
			1,227,982
	U.S. TREASURY NOTES - 23.6%
200,000	4.125%, 5/15/15		207,610
300,000	4.25%, 8/15/15		314,789
375,000	4.50%, 2/15/16		402,026
350,000	3.00%, 9/30/16		370,344
360,000	4.625%, 2/15/17		398,334
300,000	3.75%, 11/15/18		331,430
			2,024,533

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,002,586)		4,072,938

	CORPORATE BONDS & NOTES - 47.4%
	BANKS - 4.2%
325,000	BB&T Corp., 4.90%, 6/30/17		356,125

	BEVERAGES - 3.3%
166,000	Coca-Cola Co., 0.75%, 11/1/16		166,245
117,000	Diageo Capital PLC, 1.50%, 5/11/17		118,492
			284,737
	CHEMICALS - 1.9%
155,000	Dow Chemical Co., 4.125%, 11/15/21		165,623

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
100,000	American Express Credit Corp., 2.80%, 9/19/16		104,490
303,000	General Electric Capital Corp., 5.50%, 1/8/20		352,111
			456,601
	HEALTHCARE-PRODUCTS - 5.5%
325,000	CR Bard, Inc., 2.875%, 1/15/16		337,455
133,000	Medtronic, Inc., 3.625%, 3/15/24		137,861
			475,316
	INSURANCE - 6.6%
150,000	Berkshire Hathaway, Inc., 1.90%, 1/31/17		154,056
275,000	PartnerRe Finance B LLC, 5.50%, 6/1/20		313,947
85,000	Prudential Financial, Inc., 6.00%, 12/1/17		97,659
			565,662
	MACHINERY-CONSTRUCTION & MINING - 1.9%
158,000	Caterpillar Financial Services Corp., 1.00%, 11/25/16		158,819

	MISCELLANEOUS MANUFACTURING - 3.2%
240,000	Cooper US, Inc., 6.10%, 7/1/17		271,136

	OIL & GAS SERVICES - 3.4%
220,000	Weatherford International Ltd., 9.625%, 3/1/19		290,970

	PIPELINES - 2.2%
181,000	Energy Transfer Partners LP, 4.15%, 10/1/20		192,757

	REGIONAL - 2.3%
200,000	Province of Ontario Canada, 2.45%, 6/29/22		196,278

	REITS - 4.0%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15		340,887

	RETAIL - 1.4%
125,000	Home Depot, Inc., 2.70%, 4/1/23		121,566

	SOFTWARE - 1.4%
118,000	Oracle Corp., 1.20%, 10/15/17		117,854

	TELECOMMUNICATIONS - 0.8%
61,000	Verizon Communications, Inc., 4.50%, 9/15/20		67,423

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,808,509)		4,061,754
Shares
	SHORT-TERM INVESTMENTS - 4.1%
355,657	Milestone Treasury Obligations Portfolio, Institutional Class		355,657
	(Cost - $355,657)

	COLLATERAL FOR SECURITIES LOANED - 3.2%
272,500	BNY Mellon Overnight Government Fund
	(Cost - $272,500)		272,500

	TOTAL INVESTMENTS - 102.2% (Cost - $8,439,252) (a)		$ 8,762,849

	OTHER ASSETS AND LIABILITIES - (2.2) %		(191,779)

	TOTAL NET ASSETS - 100.0%		$ 8,571,070

	+ All or a portion of the security is on loan.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,439,252 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 327,211
		Unrealized depreciation:	(3,614)
		Net unrealized appreciation:	$ 323,597

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2014

Principal		Value
	MUNICIPAL BONDS - 93.0%
	ALASKA - 3.3%
	Education - 3.3%
$ 40,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 44,126

	ARIZONA - 3.5%
	General Obligation - 3.5%
40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	47,796

	CALIFORNIA - 4.9%
	Education - 4.9%
55,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	66,202

	DELAWARE - 6.4%
	General Obligation - 6.4%
40,000	County of New Castle DE, 4.00%, 7/15/21	45,650
40,000	District of Columbia, Income Tax Secure Revenue, 5.00%, 12/1/14	40,957
		86,607
	FLORIDA - 3.4%
	Education - 3.4%
40,000	Florida State Board of Education, 5.00%, 1/1/18	45,878

	IOWA - 4.0%
	Education - 4.0%
50,000	University of Iowa Revenue, 3.50%, 7/1/22	54,062

	KENTUCKY - 3.4%
	Education - 3.4%
45,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	46,399

	LOUISIANA - 3.5%
	General Obligation - 3.5%
40,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19	47,430

	MASSACHUSETTS - 3.3%
	General Obligation - 3.3%
40,000	Massachusetts School Building Authority, 4.00%, 8/15/17	44,260

	MAINE - 3.6%
	Education - 3.6%
45,000	University of Maine System Revenue, 4.50%, 3/1/26	48,235

	MISSOURI - 4.2%
	Education - 4.2%
50,000	Kirksville R-III School District, 5.00%, 3/1/20	56,754

	NEW JERSEY - 3.4%
	General Obligation - 3.4%
40,000	Garden State Preservation Trust, 4.00%, 11/1/22	45,400

	NEW YORK -7.1%
	Education - 3.8%
50,000	Dunkirk City School, 3.50%, 6/15/23	51,344
	General Obligation - 3.3%
40,000	New York State Dormitory Authority, 5.00%, 12/15/16	44,628
		95,972
	NORTH CAROLINA - 3.8%
	Water/Sewer - 3.8%
50,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	52,060

	NORTH DAKOTA - 3.2%
	General Obligation - 3.2%
40,000	City of Fargo, 4.25%, 5/1/16	42,972

	OREGON - 3.4%
	General Obligation - 3.4%
40,000	City of Eugene OR Electric Utility System Revenue, 4.00%, 8/1/20	45,407

	SOUTH CAROLINA - 1.9%
	General Obligation - 1.9%
25,000	State of South Carolina, Economy Development, 4.50%, 12/1/14	25,538

	SOUTH DAKOTA - 3.0%
	General Obligation - 3.0%
40,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA	41,205

	TENNESSEE - 3.3%
	General Obligation - 3.3%
40,000	Metropolitan Government of Nashville & Davidson County TN, 5.00%, 7/1/17	45,223

	TEXAS - 3.7%
	Water/Sewer - 3.7%
50,000	State Water Assistance, Series A, 4.50%, 8/1/22	50,283

	UTAH - 3.9%
	General Obligation - 3.9%
50,000	Salt Lake County Utah, 3.00%, 12/15/20	52,886

	WASHINGTON - 4.2%
	Water/Sewer - 4.2%
50,000	County of King WA Sewer Revenue, 4.00%, 1/1/20	56,661

	WEST VIRGINIA - 4.7%
	Housing - 4.7%
60,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	64,279

	WISCONSIN - 3.9%
	General Obligation - 3.9%
45,000	State of Wisconsin, 5.00%, 5/1/19	52,986

	TOTAL MUNICIPAL BONDS (Cost - $1,210,148)	1,258,621
Shares
	SHORT-TERM INVESTMENTS - 5.6%
75,720	Milestone Treasury Obligations Portfolio, Institutional Class	75,720
	(Cost - $75,720)

	TOTAL INVESTMENTS - 98.6% (Cost - $1,285,868) (a)	$ 1,334,341

	OTHER ASSETS AND LIABILITIES - 1.4%	18,950

	TOTAL NET ASSETS - 100.0%	$ 1,353,291

	MBIA - Insured by Municipal Bond Insurance Association
	FSA - Insured by Federal Security Assurance

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,285,868 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 49,366
	Unrealized depreciation:	(893)
	Net unrealized appreciation:	$ 48,473

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2014

Principal		Value
	U.S. GOVERNMENT - 9.1%
	U.S. TREASURY NOTES - 9.1%
$ 1,000,000	To yield 0.25%, 10/31/14	$ 1,000,542

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $1,000,542)	1,000,542

	REPURCHASE AGREEMENT - 90.7%
9,921,000	Merrill Lynch Repo, 0.05%, due 6/2/14 with a full maturity value of $9,921,041 (Fully collateralized by $10,119,900 U.S. Treasury Bill, 0.00% due 6/26/2014 with a full maturity value of $10,119,505)	9,921,000

	(Cost - $9,921,000)

	TOTAL INVESTMENTS - 99.8% (Cost - $10,921,542) (a)	$ 10,921,542

	OTHER ASSETS AND LIABILITIES - 0.2%	23,864

	NET ASSETS - 100.0%	$ 10,945,406

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,921,542.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited)
May 31, 2014

Shares			Value
	COMMON STOCK - 19.6%
	AEROSPACE/DEFENSE - 0.0%
120	United Technologies Corp.		$ 13,947

	AGRICULTURE - 0.0%
310	Archer-Daniels-Midland Co.		13,932

	AIRLINES - 2.2%
7,954	Delta Air Lines, Inc.		317,444
7,582	United Continental Holdings, Inc. *		336,413
			653,857
	AUTO MANUFACTURERS - 1.9%
16,493	General Motors Co.		570,328

	BANKS - 2.1%
180	Capital One Financial Corp.		14,200
12,814	Citigroup, Inc.		609,562
455	Morgan Stanley		14,041
			637,803
	BEVERAGES - 0.0%
305	Coca-Cola Enterprises, Inc.		13,920

	CHEMICALS - 0.1%
160	Eastman Chemical Co.		14,122

	COMMERCIAL SERVICES - 1.0%
10,667	Hertz Global Holdings, Inc. *		314,890

	COMPUTERS - 1.9%
822	Apple, Inc.		520,326
75	International Business Machines Corp.		13,827
160	Western Digital Corp.		14,056
			548,209
	COSMETICS/PERSONAL CARE - 3.2%
175	Procter & Gamble Co.		14,138
30,694	Revlon, Inc. *		967,475
			981,613
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
125	Ameriprise Financial, Inc.		14,076

	ELECTRIC - 0.1%
265	American Electric Power Co., Inc.		14,138

	FOOD - 0.1%
435	ConAgra Foods, Inc.		14,051
205	Kellogg Co.		14,141
			28,192
	GAS - 0.0%
260	AGL Resources, Inc.		13,879

	HEALTHCARE-SERVICES - 0.1%
180	Aetna, Inc.		13,959
200	DaVita HealthCare Partners, Inc. *		14,118
			28,077
	HOME BUILDERS - 0.5%
3,998	Lennar Corp.		163,518

	HOME FURNISHINGS - 0.5%
4,118	Dorel Industries, Inc.		156,255

	HOUSEHOLD PRODUCTS/WARES - 0.3%
125	Kimberly-Clark Corp.		14,044
26,773	Summer Infant, Inc. *		76,571
			90,615
	HOUSEWARES - 0.1%
480	Newell Rubbermaid, Inc.		14,054

	LEISURE TIME - 0.6%
9,327	Sabre Corp. *		179,078

	LODGING - 0.0%
190	Wyndham Worldwide Corp.		14,047

	MACHINERY-CONSTR&MINING - 0.0%
135	Caterpillar, Inc.		13,801

	OIL & GAS - 0.1%
115	Chevron Corp.		14,121

	PHARMACEUTICALS - 0.0%
470	Pfizer, Inc.		13,926

	RETAIL - 1.6%
4,212	Abercrombie & Fitch Co.		160,098
17,068	JC Penney Co., Inc. *		153,441
3,289	Men's Wearhouse, Inc.		163,726
185	Wal-Mart Stores, Inc.		14,202
			491,467
	TELECOMMUNICATIONS - 1.8%
180	Harris Corp.		13,905
88,731	HC2 Holdings, Inc.		359,361
6,351	NeuStar, Inc. - Cl. A *		177,955
			551,221
	TRANSPORTATION - 1.3%
18,704	Ardmore Shipping Corp.		260,173
3,287	Con-way, Inc.		151,892
			412,065

	TOTAL COMMON STOCK (Cost - $5,449,087)		5,975,151

Principal
	CORPORATE BONDS AND NOTES - 9.4%
	CHEMICALS - 0.7%
$ 200,000	Nitrogenmuvek ZRT, 7.875%, 5/21/20 (a)		202,000

	COMMERCIAL SERVICES - 0.6%
50,000	Rent A Center, Inc., 4.75%, 5/1/21		47,625
150,000	WEX, Inc., 4.75%, 2/1/23 (a)		145,312
			192,937
	DIVERSIFIED FINANCIAL SERVICES - 4.6%
1,400,000	Armor Re Ltd. 4.03%, 12/15/16 (a)		1,385,300

	ENTERTAINMENT - 0.3%
75,000	CCM Merger, Inc., 9.125%, 5/1/19 (a)		80,250

	FOOD - 0.3%
100,000	HJ Heinz Co., 4.25%, 10/15/20 (a)		100,000

	HEALTHCARE-SERVICES - 0.3%
100,000	Select Medical Corp, 6.375%, 6/1/21		104,250

	LEISURE TIME - 0.1%
25,000	Brunswick Corp., 4.625%, 5/15/21 (a)		24,937

	LODGING - 0.4%
125,000	Seminole Hard Rock Entertainment, Inc., 5.875%, 5/15/21 (a)		125,000

	MEDIA - 0.6%
100,000	Cogeco Cable, Inc., 4.875% 5/1/20 (a)		101,750
63,000	WideOpenWest Finance LLC, 10.25%, 7/15/19		70,718
			172,468
	OIL & GAS - 0.2%
75,000	Legacy Reserves LLC, 6.625%, 12/1/21		76,125

	PACKAGING & CONTAINERS - 0.4%
54,823	Boe Intermediate Holdings Corp., 9.00%, 11/1/17 (a)		57,290
50,000	Boe Merger Corp., 9.5%, 11/1/17 (a)		52,625
			109,915
	REAL ESTATE - 0.3%
25,000	Crescent Resources, LLC, 10.25%, 8/15/17 (a)		28,000
76,000	Mattamy Group Corp., 6.50%, 11/15/20 (a)		76,950
			104,950
	REITS - 0.1%
25,000	Geo Group, Inc., 5.125%, 4/1/23		24,813

	RETAIL - 0.2%
60,000	Radio Systems Corp., 8.375%, 11/1/19 (a)		65,550

	TELECOMMUNICATIONS - 0.3%
25,000	Intelsat Jackson Holdings SA, 6.625%, 12/15/22		26,063
75,000	Neustar, Inc., 4.50%, 1/15/23		67,500
			93,563

	TOTAL CORPORATE BONDS AND NOTES (Cost - $2,856,726)		2,862,058

	U.S. GOVERNMENT - 59.2%
	U.S. TREASURY NOTE - 59.2%
2,000,000	0.25%, 9/15/14 ^		2,001,094
6,000,000	0.25%, 5/15/15 +		6,008,202
9,000,000	0.25%, 3/31/15		9,011,952
1,000,000	1.375%, 7/31/18		1,004,453
	TOTAL U.S. GOVERNMENT - (Cost - $18,015,025)		18,025,701

Shares
	SHORT-TERM INVESTMENTS - 7.3%
2,242,981	Milestone Treasury Obligations Portfolio, Institutional Class
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,242,981)		2,242,981

	TOTAL INVESTMENTS - 95.5% (Cost - $28,563,819) (b)		$ 29,105,891

	OTHER ASSETS AND LIABILITIES - 4.5%		1,363,181

	TOTAL NET ASSETS - 100.0%		$ 30,469,072

	* Non-income producing securities.
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
	^ All or a portion of this security is segregated as collateral for open swap contracts.

(a) Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2014 these securities amounted to $2,444,964 or 8.0 % of net assets.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $28,579,338 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 610,796
		Unrealized depreciation:	(84,243)
		Net unrealized appreciation:	$ 526,553

Long (Short)						Unrealized
Contracts						Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - 0.4%
17	Euro-Bund Future, Maturing June 2014
	(Underlying Face Amount at Value $3,404,726)					101,742
6	OAT Euro Future, Maturing June 2014
	(Underlying Face Amount at Value $1,147,320)					34,132
2	Crude Oil Future, Maturing July 2014 +
	(Underlying Face Amount at Value $202,060)					1,080
2	Coffee Future, Maturing July 2014 +
	(Underlying Face Amount at Value $133,125)					(19,106)
3	Natural Gas Future, Maturing July 2014 +
	(Underlying Face Amount at Value $136,260)					660
	NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS					118,508

	OPEN SHORT FUTURES CONTRACTS - (0.7) %
(4)	Euro BTP Italian Govt Bond Future, Maturing June 2014
	(Underlying Face Amount at Value $683,028)					(5,416)
(52)	S&P E-Mini Future, Maturing June 2014
	(Underlying Face Amount at Value $4,995,900)					(214,450)
(20)	Corn Future, Maturing July 2014 +
	(Underlying Face Amount at Value $465,750)					14,250
(8)	Crude Oil Future, Maturing July 2014 +
	(Underlying Face Amount at Value $821,680)					6,560
(5)	Copper Future, Maturing July 2014 +
	(Underlying Face Amount at Value $390,438)					(375)
(4)	Gold Future, Maturing August 2014 +
	(Underlying Face Amount at Value $498,400)					(120)
(32)	US 10 Year Future, Maturing September 2014
	(Underlying Face Amount at Value $4,016,512)					5,938
(6)	US Ultra Bond, Maturing September 2014
	(Underlying Face Amount at Value $901,686)					(11,390)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURES CONTRACTS					(205,003)

	OPEN CREDIT DEFAULT SWAPS - (0.4) %
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
$ 594,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	$ (31,295)
198,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	(12,589)
1,089,000	CDX.NA.HY.21	Barclays	12/20/2018	Pay	5.00%	(45,122)
2,000,000	French Republic	JP Morgan Chase	9/20/2016	Pay	0.25%	(21,309)
	Total Unrealized Gain/Loss from Open Credit Default Swaps					$ (110,315)

	OPEN TOTAL RETURN SWAPS CONTRACTS - 0.2%
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
$ 200,000	CS Backwardation RV Excess Return Index +	Credit Suisse	6/26/2014	Pay	0.50%	$ 3,790
400,000	Barclays Dualis Index+	Barclays	6/26/2014	Pay	0.95%	9,587
1,000,000	Atlantic Dynamic HYIGS Barclays Credit Index+	Barclays	2/2/2015	Pay	0.80%	3,316
1,000,000	Barclays Capital TrendStar+ Index +	Barclays	1/7/2015	Pay	0.65%	17,675
1,000,000	J.P. Morgan ETF Efficiente 8 RC Index	J.P. Morgan Chase	6/26/2014	Pay	0.00%	29,223
	Total Unrealized Gain/Loss from Open Total Return Swaps					$ 63,591

	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
May 31, 2014

Shares		Value
	COMMON STOCK - 97.9%
	ASIA PACIFIC - 25.7%
	AUSTRALIA - 3.0%
376,508	GPT Group	$ 1,366,475
738,500	Westfield Group	7,353,555
		8,720,030
	HONG KONG - 8.8%
1,000,000	Great Eagle Holdings Ltd.	3,566,361
1,013,000	Hang Lung Properties Ltd.	3,214,214
630,000	Hongkong Land Holdings Ltd.	4,422,600
71,166	Sun Hung Kai Properties Ltd. *	87,661
681,000	Sun Hung Kai Properties Ltd.	9,310,718
987,000	Link REIT	5,257,720
		25,859,274
	JAPAN - 13.9%
200,900	Aeon Mall Co. Ltd.	5,050,636
573	Japan Real Estate Investment Corp.	3,350,712
420,300	Mitsubishi Estate Co. Ltd.	10,206,991
358,300	Mitsui Fudosan Co. Ltd.	11,342,352
650	Nippon Building Fund, Inc.	3,807,371
1,284	Premier Investment Corp.	5,009,808
249,400	Tokyu Fudosan Holdings Corp.	1,963,336
		40,731,206

	TOTAL ASIA PACIFIC (Cost $80,091,063)	75,310,510

	EUROPE - 10.4%
	FRANCE -1.4%
35,000	Mercialys SA	782,335
12,202	Unibail-Rodamco SE	3,414,088
		4,196,423
	GERMANY - 1.5%
145,238	Deutsche Annington Immobilien SE	4,279,688

	UNITED KINGDOM - 7.5%
342,100	Great Portland Estates PLC	3,735,466
629,000	Telecity Group PLC	7,501,204
1,550,300	Unite Group PLC	10,968,142
		22,204,812

	TOTAL EUROPE (Cost $30,743,655)	30,680,923

	NORTH AMERICA - 61.8%
	UNITED STATES - 61.8%
406,665	America First Multifamily Investors LP	2,452,190
267,100	American Campus Communities, Inc.	10,374,164
464,382	American Realty Capital Properties, Inc.	5,762,981
119,785	American Residential Properties, Inc. *	2,192,065
83,868	AmREIT, Inc.	1,490,334
208,046	Apollo Commercial Real Estate Finance Inc.	3,484,770
504,000	ARMOUR Residential REIT, Inc.	2,192,400
542,599	Ashford Hospitality Prime, Inc.	8,844,364
43,700	Blackstone Mortgage Trust, Inc.	1,298,764
300,200	CatchMark Timber Trust, Inc.	3,974,648
201,000	Colony Financial, Inc.	4,454,160
216,500	CoreSite Realty Corp.	6,863,050
85,600	Corrections Corp. of America	2,784,568
39,100	CyrusOne, Inc.	894,608
24,500	Digital Realty Trust Inc.	1,408,750
259,300	Ellington Financial LLC	6,205,049
153,681	Ellington Residential Mortgage REIT	2,666,365
272,800	First Potomac Realty Trust	3,568,224
568,700	Gaming and Leisure Properties, Inc.	19,085,572
204,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,884,223
136,367	Health Care REIT, Inc.	8,622,486
118,000	Healthcare Realty Trust, Inc.	2,941,740
27,597	Howard Hughes Corp. *	4,086,564
195,800	PennyMac Mortgage Investment Trust	4,135,296
50,648	Potlatch Corp.	2,034,024
279,700	Realogy Holdings Corp. *	10,399,246
239,875	Rouse Properties, Inc.	3,914,760
186,400	Sabra Health Care REIT, Inc.	5,457,792
873,572	Select Income REIT	25,097,723
103,200	Starwood Hotels & Resorts Worldwide, Inc.	8,240,520
553,500	Strategic Hotels & Resorts, Inc. *	6,033,150
528,400	Western Asset Mortgage Capital Corp.	7,619,528
	TOTAL NORTH AMERICA (Cost $193,190,709)	181,464,078

	TOTAL COMMON STOCK (Cost - $304,025,427)	287,455,511

	SHORT-TERM INVESTMENTS - 5.5%
16,043,575	Milestone Treasury Obligations Portfolio, Institutional Class
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,043,575)	16,043,575

	TOTAL INVESTMENTS - 103.4% (Cost - $320,069,002) (a)	$ 303,499,086

	OTHER ASSETS LESS LIABILITIES - (3.4%)	(10,067,307)

	TOTAL NET ASSETS - 100.0%	$ 293,431,779

	* Non-income producing securities.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $319,605,375 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,691,137
	Unrealized depreciation:	(17,797,426)
	Net unrealized depreciation:	$ (16,106,289)

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
May 31, 2014 (Unaudited)

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.  Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary Index.  Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2014 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	26,606,740	-	-	26,606,740
Money Market Funds	449,938	-	-	449,938
Collateral for Securities Loaned	362,545	-	-	362,545
Total	27,419,223	-	-	27,419,223

Large Capitalization Growth
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	31,826,936	-	-	31,826,936
Money Market Funds	231,233	-	-	231,233
Collateral for Securities Loaned	686,631	-	-	686,631
Total	32,744,800	-	-	32,744,800

Mid Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	17,909,241	-	-	17,909,241
Money Market Funds	200,567	-	-	200,567
Collateral for Securities Loaned	307,296	-	-	307,296
Total	18,417,104	-	-	18,417,104

Small Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	12,372,569	-	-	12,372,569
Money Market Funds	681,237	-	-	681,237
Collateral for Securities Loaned	366,178	-	-	366,178
Total	13,419,984	-	-	13,419,984

International Equity
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	968,006	6,952,836	-	7,920,842
Money Market Funds	152,570	-	-	152,570
Total	1,120,576	6,952,836	-	8,073,412

Health & Biotechnology
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	21,010,539	-	-	21,010,539
Money Market Funds	508,300	-	-	508,300
Collateral for Securities Loaned	379,847	-	-	379,847
Total	21,898,686	-	-	21,898,686

Technology & Communications
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	44,071,729	-	-	44,071,729
Money Market Funds	2,276,279	-	-	2,276,279
Collateral for Securities Loaned	1,423,586	-	-	1,423,586
Total	47,771,594	-	-	47,771,594

Energy & Basic Materials
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	4,751,067	-	-	4,751,067
Money Market Funds	147,788	-	-	147,788
Total	4,898,855	-	-	4,898,855

Financial Services
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	1,738,071	-	-	1,738,071
Money Market Funds	39,221	-	-	39,221
Total	1,777,292	-	-	1,777,292

Investment Quality Bond
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	4,072,938	-	4,072,938
Corporate Bonds & Notes	-	4,061,754	-	4,061,754
Money Market Funds	355,657	-	-	355,657
Collateral for Securities Loaned	272,500	-	-	272,500
Total	628,157	8,134,692	-	8,762,849

Municipal Bond
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	1,258,621	-	1,258,621
Money Market Funds	75,720	-	-	75,720
Total	75,720	1,258,621	-	1,334,341

U.S. Government Money Market
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	1,000,542	-	1,000,542
Repurchase Agreement	-	9,921,000	-	9,921,000
Total	-	10,921,542	-	10,921,542

James Alpha Global Enhanced Real Return
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	5,975,151	-	-	5,975,151
Bonds & Notes	-	2,862,058	-	2,862,058
U.S. Government	-	18,025,071	-	18,025,071
Money Market Funds	2,242,981	-	-	2,242,981
Total	8,218,132	20,887,129	-	29,105,261
Derivatives:
Futures Contracts	(86,495)	-	-	(86,495)
Total Return Swaps	-	63,591	-	63,591
Interest Rate Swaps	-	(110,315)	-	(110,315)
Total	(86,495)	(46,724)	-	(133,219)

James Alpha Global Real Estate Investment
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	287,455,511	-	-	287,455,511
Money Market Funds	16,043,575	-	-	16,043,575
Total	303,499,086	-	-	303,499,086
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Portfolios did not hold any Level 3 securities at the end of the period. There were no transfers between Level 1 and Level 2 at the end of the period.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary.  JACC-SPC is a closed-end fund incorporated  as an exempted company under the companies law of the Cayman Islands on February 2, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at May 31, 2014	% of Fund Total Assets at May 31, 2014
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 1,805,594	5.9%

Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts.  The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective.  To manage equity price risk, the Portfolios may enter into futures contracts.  Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolios recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments

Certain Portfolios may enter into foreign currency exchange contracts.  Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures.  Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.   The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations.   The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.   The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

At May 31, 2014 the James Alpha Global Enhanced Real Return Portfolio's had the following open currency exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy
6/18/2014	2,700,000	AUD	2,476,467	USD	$ 2,509,407	$ 32,940
6/18/2014	3,000,000	CAD	2,752,078	USD	2,761,751	9,673
6/18/2014	1,250,000	EUR	1,712,775	USD	1,705,218	(7,557)
6/18/2014	37,000,000	JPY	355,999	USD	363,668	7,669
9/17/2014	1,000,000	AUD	925,080	USD	923,471	(1,609)
9/17/2014	2,000,000	EUR	2,750,340	USD	2,728,625	(21,715)
9/17/2014	70,000,000	JPY	687,250	USD	688,430	1,180
9/17/2014	1,000,000	NZD	846,550	USD	840,640	(5,910)

To Sell:
6/18/2014	2,700,000	AUD	2,480,647	USD	2,509,407	(28,760)
6/18/2014	2,000,000	CAD	1,797,615	USD	1,841,167	(43,552)
6/18/2014	2,850,000	EUR	3,927,788	USD	3,887,896	39,892
6/18/2014	94,000,000	JPY	916,707	USD	923,914	(7,207)
6/18/2014	6,000,000	ZAR	532,019	USD	565,917	(33,898)
8/19/2014	1,500,000,000	KRW	1,451,660	USD	1,462,531	(10,871)
9/17/2014	1,000,000	AUD	929,280	USD	923,471	5,809
9/17/2014	3,200,000	EUR	4,395,048	USD	4,365,800	29,248
9/17/2014	70,000,000	JPY	687,930	USD	688,430	(500)
9/17/2014	1,000,000	NZD	838,800	USD	840,640	(1,840)
					Total	$ (37,008)

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the James Alpha Global Enhanced Real Return Portfolio as of May 31, 2014 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives recognized in the consolidated Portfolio of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate Contracts	Total Value at May 31, 2014
Futures	$ (214,450)	$ -	$ 2,949	$ 125,006	$ (86,495)
Swap Contracts	29,223	-	31,052	(106,999)	$ (46,724)
Forward Contracts	-	(37,008)	-	-	$ (37,008)
	$ (185,227)	$ (37,008)	$ 34,001	$ 18,007	$ (170,227)

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at May 31, 2014 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

7/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ Bruce E Ventimiglia, President and Chief Executive Officer

Date

7/30/14

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

7/30/14